CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (107,741,965)	$ (169,675,169)
Adjustments to reconcile net loss to cash used by operating activities
Stock-based compensation	123,754	1,536,895
Depreciation, depletion, amortization and accretion	14,107	12,300
Change in fair value of derivative liability	89,523,091	152,831,569
Amortization of debt discount	3,191,154	0
(Equity) deficit in earnings of unconsolidated entity	9,461,874	9,430,946
Changes in operating assets and liabilities
Accounts receivable	24,389	(17,312)
Prepaid expenses and other assets	0	(22,622)
Accounts payable and accrued expenses	788,110	2,489,227
Net cash used in operating activities	(4,615,486)	(3,414,166)
Cash flows from investing activities:
Loans to Viking	(4,922,300)	(4,100,000)
Repayments received from Viking	2,450,000	0
Cash paid for Viking investment	0	(11,000,000)
Net cash provided (used) in investing activities	(2,472,300)	(15,100,000)
Cash flows from financing activities:
Proceeds from issuance of Series C Preferred Stock	0	15,000,000
Proceeds from issuance of Series G Preferred Stock	0	5,000,000
Redemption of Series C Preferred Stock	(18,850,000)	0
Redemption of Series G Preferred Stock	(2,750,000)	0
Proceeds from long-term debt	25,000,000	3,500,000
Repayment of long-term debt	(1,000,000)	0
Net cash provided by financing activities	2,400,000	23,500,000
Net increase (decrease) in cash	(4,687,786)	4,985,834
Cash, beginning of year	5,854,382	868,548
Cash, end of year	1,166,596	5,854,382
Supplemental Cash Flow Information
Interest	66,710	6,002
Taxes	0	0
Supplemental Non-Cash Investing and Financing Activities
Conversion of Series C Preferred Stock	51,760,451	141,494,425
True-up derivative settlement	24,420,597	0
Adjustment for rounding on reverse stock split	154	0
Warrants issued for debt discount	14,763,394	0
Recognition of warrant liability	5,894,179	0
Issuance of Series C Preferred Stock as investment in Viking	$ 0	$ 18,900,000